Investments Accounted for Using Equity Method - Summary of Investments in Associates (Detail) $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2020	Dec. 31, 2020 TWD ($)	Jun. 30, 2021 USD ($)
Disclosure of associates [line items]
Carrying Amount	$ 19,210.5		$ 18,730.2	$ 688.3
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks		Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks
Place of Incorporation and Operation	Hsinchu, Taiwan		Hsinchu, Taiwan
Carrying Amount	$ 8,634.4		$ 8,964.1
% of Ownership and Voting Rights Held by the Company	28.00%	28.00%	28.00%
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing and sales of integrated circuits and other semiconductor devices		Manufacturing and sales of integrated circuits and other semiconductor devices
Place of Incorporation and Operation	Singapore		Singapore
Carrying Amount	$ 6,409.2		$ 5,900.2
% of Ownership and Voting Rights Held by the Company	39.00%	39.00%	39.00%
Xintec Inc. [member]
Disclosure of associates [line items]
Principal Activities	Wafer level chip size packaging and wafer level post passivation interconnection service		Wafer level chip size packaging and wafer level post passivation interconnection service
Place of Incorporation and Operation	Taoyuan, Taiwan		Taoyuan, Taiwan
Carrying Amount	$ 2,849.6		$ 2,522.3
% of Ownership and Voting Rights Held by the Company	41.00%	41.00%	41.00%
Global Unichip Corporation [member]
Disclosure of associates [line items]
Principal Activities	Researching, developing, manufacturing, testing and marketing of integrated circuits		Researching, developing, manufacturing, testing and marketing of integrated circuits
Place of Incorporation and Operation	Hsinchu, Taiwan		Hsinchu, Taiwan
Carrying Amount	$ 1,291.6		$ 1,315.4
% of Ownership and Voting Rights Held by the Company	35.00%	35.00%	35.00%
Mutual-Pak [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID		Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID
Place of Incorporation and Operation	New Taipei, Taiwan		New Taipei, Taiwan
Carrying Amount	$ 25.7		$ 28.2
% of Ownership and Voting Rights Held by the Company	28.00%	28.00%	28.00%